Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
8.	OTHER ASSETS

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Prepaid expenses	955	1,109	170
Advances to suppliers	964	1,053	161
Receivables from online payment agencies	585	440	67
Deposits	787	437	67
Prepaid licensed copyrights	1,225	1,035	159
Contract assets, net (i)	1,876	1,755	269
VAT prepayments	1,605	1,768	271
Income tax prepayments	499	130	20
Others	693	3,279	503

Total other current assets	9,189	11,006	1,687
Long-term prepaid expenses	4,176	3,084	473
Others	276	364	54

Total other non-current assets	4,452	3,448	527

(i)
The allowance for credit losses on contract assets was RMB
7
 million and RMB
27
 million (US$
4
 million) as of December 31, 2019 and December 31, 2020, respectively. The amounts charged to expenses for credit losses of contract assets and write-offs charged against the allowance were RMB
9
 million (US$
1
million) and
nil
, respectively, for the year ended December 31, 2020. The effect of adopting ASU 2016-13 was RMB
11
 million (US$
2
million ) to the opening balance of contract assets, net.